Annual Total Returns - Franklin Strategic Income VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Strategic Income VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	10.91%
Annual Return 2011	2.57%
Annual Return 2012	12.75%
Annual Return 2013	3.32%
Annual Return 2014	1.86%
Annual Return 2015	(3.87%)
Annual Return 2016	7.94%
Annual Return 2017	4.17%
Annual Return 2018	(1.77%)
Annual Return 2019	8.05%